Commitments and Contingencies (Predecessor)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
6. Commitments and Contingencies

(a)  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance, and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company’s vessels are entered. The Company’s vessels are subject to estimated total calls payable to their P&I Association and may be subject to supplementary calls which are calculated as a percentage of the net estimated total calls for each year and after deducting any applicable rebates, laid up returns and other deductions. A decision to levy supplementary calls is made by the Board of Directors of the Association at any time during or after the end of the relevant policy year. There is no limit to the number or amount of supplementary calls that can be levied in respect of a policy year. Supplementary calls, if any, are issued when they are announced and according to the period they relate to. The Company, so far, has not been made aware of any supplementary calls outstanding in respect of any policy year.

The Company has certain outstanding amounts from disputes with two charterers for revenues recognized during the year ended December 31, 2022, which in aggregate amounted to $236 as of December 31, 2023 and are included in Prepaid expenses and other assets, net, in the accompanying 2023 consolidated balance sheet. In connection with the respective open cases, the Company has estimated as of December 31, 2023, that loss contingencies of $19 may arise, and has further established aggregate allowances for doubtful accounts of $170, both included in “Other operating loss/(income)” in the accompanying 2023 consolidated statement of comprehensive loss.

(b)  As of December 31, 2023, all of the Company’s vessels were fixed under time charter agreements, considered as operating leases and accounted for as per the provisions of ASC 842. The minimum contracted revenues expected to be generated (gross of charterers’ commissions), based on the existing commitments to non-cancelable time charter contracts as of December 31, 2023 and until their expiration dates, all falling with the first semester of 2024, are estimated at $4,038.

(c)  As of December 31, 2023, the total contractual obligations in connection with the Company’s chemical tankers’ investment amounted to $2,750, of which $1,375 is expected to be due in the fourth quarter of 2024 and $1,375 is expected to be due in the second quarter of 2025 (Note 4).

OceanPal Inc. Predecessors [Member]
Commitments and Contingencies [Abstract]
Commitments and Contingencies
5. Commitments and Contingencies
a) Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Subsidiaries’ vessels. OceanPal Inc. Predecessors accrue for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Subsidiaries’ vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Subsidiaries’ vessels are entered.
b) On July 9, 2020, DWM placed a security bond in the amount of $1.75 million for any potential fines or penalties for alleged violations of law concerning maintenance of books and records and the handling of oil wastes of the vessel Protefs, as a consequence of a environmental incident involving the vessel in 2020. As this amount was paid by the ship owning company of Protefs, a portion of the security bond relating to DWM, amounting to $1 million, was included in “Due from related parties”, as of December 31, 2020 in the accompanying combined carve-out balance sheet. As of December 31, 2020, vessel Protefs also recorded an accrual of about $1.0 million, as the Parent determined that Protefs could be liable for part of a fine related to this incident, as part of its management agreement with DWM and recognized an expense which is presented in “Vessel operating expenses” in the combined carve-out statements of operations and comprehensive income/(loss) for the year ended December 31, 2020, representing the OceanPal Inc. Predecessors’ best estimate for the liability of Protefs in relation to this incident. In February 2021, DWM entered into a plea agreement with the United States pursuant to which DWM, as defendant, agreed to waive indictment, plead guilty pursuant to the terms thereof, accepted a fine of $2.0 million and the placement of DWM on probation for four years, subject to court approval. On September 23, 2021, in the sentencing hearing of the Protefs case, the judge accepted DWM’s guilty pleas, adjudged DWM guilty and imposed the agreed upon sentence of a combined fine of $2 million, a total special assessment and a four-year term of probation. The total amount of the fine was settled during 2021 through the security bond placed by DWM on July 9, 2020, whereas the remaining balance of the fine amounting to $0.25 million was settled by the ship owning company of Protefs.
c) As at November 29, 2021, all of the vessels were fixed under time charter agreements, considered as operating leases accounted for as per ASC 842 requirements. The minimum contractual gross charter revenues expected to be generated from fixed and non-cancelable time charter contracts existing as at November 29, 2021 and until their expiration is estimated at $3.1 million